Document and Entity Information	Dec. 14, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	FORBION EUROPEAN ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41148
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4001 Kennett Pike
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19807
Country Region	+1
City Area Code	732
Local Phone Number	838-4533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001874495
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FRBN
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FRBNW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	FRBNU
Security Exchange Name	NASDAQ